SHARE INCENTIVE PLAN (Tables)	12 Months Ended
Sep. 30, 2014
Summary of Option Activity

A summary of option activity as of September 30, 2014, and changes during the years ended September 30, 2014 are presented below:

Share option granted to employees and non-executive directors	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value

Outstanding, September 30, 2013	1,579,732	US$	0.50	6.37	3,389
Exercised	(1,095,732)	US$	0.45

Outstanding, September 30, 2014	484,000	US$	0.35	5.73	1,528

Exercisable at September 30, 2014	484,000	US$	0.35	5.73	1,528

Share Options, NonEmployees

A summary of the activities of the share option granted to non-employees as of September 30, 2014, and changes during the year ended September 30, 2014 are presented below:

Share option granted to non-employees	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value

Outstanding, September 30, 2013	128,200	US$	0.495	4.55	275
Exercised	—

Outstanding, September 30, 2014	128,200	US$	0.345	3.55	405

Exercisable at September 30, 2014	128,200	US$	0.345	3.55	405

Summary of The Nonvested Restricted Shares Activity

A summary of the nonvested restricted shares activity is as follows:

	Number of Nonvested restricted shares outstanding	Weight average grant-date fair value	Aggregated intrinsic value
	US$

Nonvested restricted shares outstanding at September 30, 2013	125,000	1.22	$330
Granted	125,000	4.58
Vested	(125,000)	1.22

Nonvested restricted shares outstanding at September 30, 2014	125,000	4.58	$438

Nonvested restricted shares expected to vest at September 30, 2014	125,000	4.58	$438

Share-Based Compensation Expense Of Share-Based Awards Granted

Total share-based compensation expense of share-based awards granted to employees, non-employees and non-executive directors recognized for the years ended September 30, 2012, 2013 and 2014 are as follows:

	As of September 30,
	2012	2013	2014
	US$	US$	US$

Cost of services	37	56	—
General and administrative expenses	88	522	503
Selling expenses	16	47	—

	141	625	503